Significant and Subsequent Events - Asset Acquisitions (Details) - Keephills 3 - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Oct. 01, 2019
Investment [Line Items]
Working capital		$ 11
Asset Acquisition, Asset, Property, Plant And Equipment		308
Property, plant and equipment	$ 308
Other assets		3
Other liabilities		(2)
Decommissioning and other provisions		(19)
Total acquisition cost		$ 301